DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE OF EACH WARRANTS

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each derivative instrument is estimated using the Black-Scholes valuation model. The following assumptions were used during the three months ended June 30, 2023 and 2022:

	Three Months Ended June 30, 2023	Three Months Ended June 30, 2022
Expected term	0.20– 5.00 years	-
Expected volatility	66- 197%	-%
Expected dividend yield	-	-
Risk-free interest rate	3.60 – 5.43%	-%
Exercise price	$1.00	-
Market price	1.09 – $1.24	-

Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each derivative instrument is estimated using the Black-Scholes valuation model. The following assumptions were used during the years ended March 31, 2023 and 2022:

	Year Ended March 31, 2023	Year Ended March 31, 2022
Expected term	0.45 – 5.00 years	-
Expected volatility	113 - 197%	-
Expected dividend yield	-	-
Risk-free interest rate	3.60 – 4.94%	-
Exercise price	$0.70 - $1.00	-
Market price	$0.70 – $1.43	-

SCHEDULE OF REMAINING DERIVATIVE LIABILITIES

Derivative liabilities as of June 30, 2023 (unaudited) and March 31, 2023 are as follows.

	June 30, 2023	March 31, 2023
	(unaudited)
Fair value of Warrants issued in connection with Series C Preferred Stock (see Note 9)	$14,949,214	$9,948,473
Fair value of conversion option on convertible note payable (see Note 7)	305,073	534,898
	$15,254,287	$10,483,371

Derivative liabilities as of March 31, 2023 and March 31, 2022 are as follows.

	March 31, 2023	March 31, 2022
Fair value of Warrants issued in connection with Series C Preferred Stock (see Note 9)	$9,948,473	$-
Fair value of conversion option on convertible note payable (see Note 7)	534,898	-
	$10,483,371	$-

SCHEDULE OF ACTIVITY RELATED TO THE DERIVATIVE LIABILITIES

Activity related to the derivative liabilities for the three months ended June 30, 2023 is as follows:

Beginning balance as of March 31, 2023	$10,483,371
Issuances of Series C Warrants – derivative liabilities	2,427,596
Change in fair value of derivative liabilities	2,343,320
Ending balance as of June 30, 2023	$15,254,287

Activity related to the derivative liabilities for the year ended March 31, 2023 is as follows:

Beginning balance as of March 31, 2022	$-
Issuances of Series C Warrants – derivative liabilities	12,304,724
Bifurcation of conversion option on convertible note payable	923,956
Change in fair value of derivative liabilities	(2,745,309)
Ending balance as of March 31, 2023	$10,483,371